CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12.31.20	12.31.19
Cash and banks (1)	191,975	250,168
Short-term investments (2)	5,570,106	3,143,209
Total	5,762,081	3,393,377
(1)	On December 31, 2020 and 2019, the Consolidated balances included R$47,313 and R$59,657, respectively, related to the Financial Clearing House, with a Telefónica Group company (Note 28).
(2)

Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income.